Operating Segment and Revenue Information (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Schedule of Disaggregation of Revenue Information
Takeda’s revenue from contracts with customers is comprised of the following:
Revenue by Type of Good or Service

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Sales of pharmaceutical products	¥3,204,152	¥3,105,376	¥3,295,723
Out-licensing and service income	87,036	92,436	273,283
Total	¥3,291,188	¥3,197,812	¥3,569,006
Revenue by Therapeutic Area and Product

	JPY (millions) For the Year Ended March 31

	2020	2021	2022
Gastroenterology:
ENTYVIO	¥347,196	¥429,281	¥521,778
TAKECAB-F (1)	72,713	84,822	102,397
GATTEX/REVESTIVE	61,812	64,564	75,751
DEXILANT	62,797	55,572	50,763
PANTOLOC/CONTROLOC (2)	49,463	43,120	40,275
ALOFISEL	373	784	1,843
Others	103,542	99,657	82,877
Total Gastroenterology	697,896	777,800	875,685
Rare Diseases:
Rare Metabolic:
ELAPRASE	67,924	68,786	73,119
REPLAGAL	51,253	51,764	51,714
VPRIV	38,013	38,518	42,408
NATPARA/NATPAR	13,635	3,552	5,353
Total Rare Metabolic	170,825	162,620	172,595
Rare Hematology:
ADVATE	157,856	128,535	118,491
ADYNOVATE/ADYNOVI	58,672	58,070	60,726
FEIBA	51,508	44,495	39,162
RECOMBINATE	17,089	13,389	12,297
Others	49,115	45,310	53,013
Total Rare Hematology	334,240	289,799	283,689
Hereditary Angioedema:
TAKHZYRO	68,271	86,718	103,242
FIRAZYR	32,662	26,824	26,691
Others	28,890	25,785	23,654
Total Hereditary Angioedema	129,823	139,327	153,587
Others	—	—	1,325
Total Rare Diseases	634,888	591,746	611,196

	JPY (millions) For the Year Ended March 31

PDT Immunology:
immunoglobulin	298,697	334,874	385,864
albumin	67,215	57,580	90,035
Others	28,253	27,935	31,052
Total PDT Immunology	394,165	420,389	506,951
Oncology:
VELCADE	118,321	101,112	110,046
LEUPLIN/ENANTONE	109,048	95,365	106,459
NINLARO	77,555	87,396	91,203
ADCETRIS	52,672	59,432	69,190
ICLUSIG	31,815	34,193	34,860
ALUNBRIG	7,237	8,806	13,644
Others	24,308	30,208	43,329
Total Oncology	420,956	416,512	468,730
Neuroscience:
VYVANSE/ELVANSE	274,077	271,531	327,052
TRINTELLIX	70,666	68,869	82,315
Others	93,777	76,897	72,926
Total Neuroscience	438,520	417,297	482,294
Other:
AZILVA-F (1)	76,749	82,205	76,297
LOTRIGA	31,752	31,765	32,690
Others (3)	596,262	460,098	515,164
Total Other	704,763	574,068	624,150
Total	¥3,291,188	¥3,197,812	¥3,569,006
(1) The figures include the amounts of fixed dose combinations and blister packs.
(2) Generic name: pantoprazole
(3) The figures for the years ended March 31, 2020 and 2021 include the revenue of Takeda Consumer Healthcare Company Limited, which was divested on March 31, 2021.
The figure for the year ended March 31, 2022 includes the 133,043 million JPY selling price on sales of four diabetes products (NESINA, LIOVEL, INISYNC and ZAFATEK) in Japan to Teijin Pharma Limited recorded as revenue. As Takeda transferred only the assets, marketing rights and, eventually, marketing authorization associated with the pharmaceutical products which do not entail transfer of employees or associated contracts, Takeda applied IFRS 15 to the transaction and recorded the selling price in revenue.

Schedule of Geographic Information	Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Japan	¥592,786	¥559,748	¥658,983
U.S.	1,595,922	1,567,931	1,714,421
Europe and Canada	645,528	666,177	739,168
Asia (excluding Japan)	165,401	156,240	196,964
Latin America	143,456	121,638	128,467
Russia/CIS	76,835	57,560	62,057
Other	71,260	68,518	68,945
Total	¥3,291,188	¥3,197,812	¥3,569,006
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	2021	2022
Japan	¥413,402	¥401,019
U.S.	6,345,039	6,663,654
Switzerland	1,494,239	1,514,645
Other	1,210,197	1,277,902
Total	¥9,462,877	¥9,857,219

Schedule of Contract Balances	Contract Balances

	JPY (millions) As of March 31
	2021	2022
Receivables from contracts with customers
Trade receivables (Note 17)	¥707,487	¥617,518
Contract assets
Unbilled receivables	5,680	5,926
Contract liabilities
Deferred income (Note 24)	31,995	50,832
Advance payments	2,768	81

Schedule of Transaction Price Allocated to the Remaining Performance Obligations	Transaction price allocated to the remaining performance obligations

	JPY (millions)
	Total	Duration of the remaining performance obligations
		Within one year	Between one and five years	More than five years
Contract liabilities as of March 31, 2021	¥34,763	¥31,788	¥2,263	¥712
Contract liabilities as of March 31, 2022	50,913	43,721	5,288	1,904